Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Options Outstanding [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Exercise Price	$ 2.5	$ 2.5
Number Outstanding at December 31, 2021	$ 1,000,000
Remaining Contractual Life (Years)	4 years 8 months 19 days
Options Exercisable [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at December 31, 2021 (in Shares)	1,000,000
Exercise Price	$ 2.5